91-831

For Internal Use Only SEC File No. 91-	Submit 1 Original And 9 Copies	OMB Approval No.: 3235-0504 Expires 07/31/20xx Estimated average burden hours per response: 2.00

06063998

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 19b-4(e)

RECEIVED
NOV 29 2006

Information Required of a Self-Regulatory Organization Listing and Trading New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
American Stock Exchange LLC.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Corporation
3. Class of New Derivative Securities Product: Index-Linked Note
4. Name of Underlying Instrument: Dow Jones Industrial Average Index
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow Based: Broad-Based.
6. Ticker Symbol(s) of New Derivative Product: SKJ
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

The common stocks of DJIA are listed on either the NYSE or Nasdaq Stock Market

PROCESSED
E JAN 11 2007
THOMSON
FINANCIAL

8. Settlement Methodology of New Derivative Securities Product:
Cash settlement on regular-way trades on the American Stock Exchange and settled through the National Securities Clearing corporation ("NSCC") on T+3.
9. Position Limits of New Derivative Securities Product (if applicable): Not Applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form: Dennis J. Meekins

Title:	Vice President
Telephone Number:	(212) 306-1302
Manual Signature of Official Responsible for Form:	[signature]
Date:	November 28, 2006

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	November 29, 2006

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872
T 212 306 1302
F 212 306 5359

Bryan Fischer
Managing Director
212.306.2434 T
212.306.5325 F
bryan.fischer@amex.com

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
NOV 29 2006
DIVISION OF MARKET REGULATION

November 28, 2006

BY FACSIMILE AND OVERNIGHT COURIER
202/ 772-9273
Securities and Exchange Commission
Division of Market Regulations
100 F. Street NE – Room 6628
Washington DC 20549
Attn: Gail Jackson – Paralegal Specialist

Re: Form 19b-4(e)

Dear Ms. Jackson:

The American Stock Exchange LLC hereby files Form 19b-4(e), with respect to: Merrill Lynch & Co, Inc. Accelerated Return Notes linked to the Nikkei 225 Index (NKV) and the Strategic Return Notes® linked to the Select 10 Index (RTS); Morgan Stanley PLUS linked to the S&P 500 Index (SPU) and the Bear Market PLUS linked to the PHLX Housing Sector Index (HPM); and Citigroup Funding, Inc. Stock Market Upturn Note linked to the DJIA Index (SKJ), listed pursuant to the Amex Company Guide Section 107.

Sincerely,

Bryan Fischer

Attachment

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	November 29, 2006